Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 66,225	$ 62,526
Accounts receivable, net	10,639	7,195
Accrued income	8,382	3,642
Prepaid expenses and other current assets	10,076	6,323
Inventories	5,949	4,811
Insurance recoverable	6,000
Total current assets	107,271	84,497
Assets held for sale	31,352
Non-current assets
Long-term accounts receivable	198	198
Vessels under construction	149,753	131,345
Property, plant and equipment, net	258	284
Deferred finance costs, net	8,233	9,066
Total assets	1,487,416	1,370,456
Current liabilities
Current portion of long-term debt	66,304	58,350
Accounts payable	7,907	6,448
Accrued expenses and other liabilities	6,603	5,312
Accrued interest	3,196	3,012
Deferred income	7,573	7,095
Total current liabilities	91,583	80,217
Non-current liabilities
Secured term loan facilities, net of current portion	415,898	359,509
Senior unsecured bond	125,000	125,000
Total non-current liabilities	540,898	484,509
Total liabilities	$ 632,481	$ 564,726
Commitments and contingencies
Stockholders' equity
Common stock - $.01 par value; 400,000,000 shares authorized; 55,363,467 shares issued and outstanding, (2014: 55,346,613)	$ 554	$ 553
Additional paid-in capital	585,598	584,808
Accumulated other comprehensive loss	(184)	(254)
Retained earnings	268,967	220,623
Total stockholders' equity	854,935	805,730
Total liabilities and stockholders' equity	1,487,416	1,370,456
Vessels In Operation
Non-current assets
Property, plant and equipment, net	$ 1,190,351	$ 1,145,066